MARKETABLE SECURITIES (Tables)	12 Months Ended
Mar. 31, 2022
MARKETABLE SECURITIES
Marketable securities
Company	Shares/Warrants Held	Cost	Fair Value	Fair Value Increase (Decrease)
	(#)	($)	($)	($)
Carlyle Commodities Corp - Shares	5,500,000	907,500	165,000	(742,500)
Carlyle Commodities Corp - Warrants	5,500,000	727,000	123,000	(604,000)
Other	2,275,002	18,356	23,293	4,937
	13,275,002	1,652,856	311,293	(1,341,563)